Cover Page Document	Mar. 15, 2022
Cover Page [Abstract]
Entity Central Index Key	0001158449
Title of 12(b) Security	Common Stock, $0.0001 par value
Entity Address, Postal Zip Code	27609
Entity Address, Address Line One	4200 Six Fork Road
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	ADVANCE AUTO PARTS, INC.
Entity File Number	001-16797
Entity Tax Identification Number	54-2049910
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
City Area Code	540
Local Phone Number	362-4911
Trading Symbol	AAP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false